INTANGIBLE ASSETS - Schedule of Intangible Assets by Operating Segment (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 27,710	$ 18,762	$ 14,242
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	14,388	11,641
Real Estate
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,301	1,179
Renewable power and other
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 371	$ 419